SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Finished goods	$ 521,683	$ 2,256,352
Spare parts for production	227,938	227,938
Total	$ 749,621	$ 2,484,290